MINERAL PROPERTIES (Details Narrative) (USD $)	1 Months Ended				1 Months Ended		0 Months Ended
	Oct. 31, 2012	Sep. 30, 2012	Sep. 30, 2012 Relief Canyon Mine	Aug. 30, 2011 Relief Canyon Mine	Apr. 30, 2012 Pershing Pass Property	Mar. 31, 2012 Pershing Pass Property	Apr. 05, 2012 Victoria Gold
Unpatented Lode Mining Claims Owned			84			489	283
Unpatented Millsites owned			118
Cash paid for acquisition				$ 12,000,000		$ 550,000	$ 2,000,000
Senior Secured Convertible Promissory Notes issued for acquisition		8,000,000		8,000,000
Fair Value of Mineral Property Acquisitions				$ 8,501,071
Net Smelter Return Royalty Percentage				2.00%			2.00%
Acres of Property						9,700	13,300
Additional Mining Claims purchased					17
Common Stock Issued for purchase of assets or interest							10,000,000
Warrants Issued for purchase of assets or interest							5,000,000
Warrant Exercise Price	$ 0.60						$ 0.60
Additional purchase expenditures description							In connection with the foregoing purchase, the Company has agreed to purchase all of the Seller's data, information and records related thereto, including all internal analyses and reports prepared by third party consultants or contractors, and to assume all liabilities and obligations of the Sllers arising after the closing of the transaction, including additional expenditures to be made in accordance with the 2006 Mineral Lease in the amount of approximately $750,000 by June 15, 2012. The Company has fulfilled this obligation and has spent approximately $1.4 million of expenditures on the private lands and mining claims leased from Newmont.